S000067838 [Member] Investment Strategy - iShares ESG MSCI EM Leaders ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the MSCI EM Extended ESG Leaders 5% Issuer Capped Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”).  The Underlying Index is a free float-adjusted market capitalization-weighted index that is designed to reflect the equity performance of emerging market companies with favorable environmental, social and governance (“ESG”) characteristics (as determined by MSCI Solutions LLC (“MSCI Solutions”)).  The Index Provider begins with the MSCI Emerging Markets Index (the “Parent Index”) and excludes securities of companies involved in the business of alcohol, tobacco, gambling, nuclear power and weapons, palm oil, arctic oil and gas, thermal coal and unconventional oil and gas businesses (e.g. thermal coal extraction and generation or oil sands extraction), companies involved with conventional and controversial weapons, and producers and major retailers of civilian firearms based on revenue or percentage of revenue thresholds for certain categories (e.g. $1 billion or 50%) and categorical exclusions for others (e.g. nuclear weapons). Companies involved in very serious business controversies based on scores assigned by MSCI Solutions are also excluded. MSCI Solutions defines a controversy as an instance or ongoing situation in which company operations and/or products allegedly have a negative environmental, social and/or governance impact.  Each controversy case is assessed for the severity of its impact on society.
MSCI Solutions rates the ESG characteristics of companies on a scale of “CCC” (lowest) to “AAA” (highest). MSCI Solutions determines the ESG ratings by evaluating the company's risks and opportunities and using a sector-specific ESG Key Issues (“Key Issues”) (e.g. carbon emissions) selection and weighting model. Each company is scored on a scale of 0 to 10, with 10 being the most desirable, for each applicable Key
Issue before being provided an ESG rating based on average Key Issue score. ESG ratings are calculated in comparison to a company’s sector peers, and securities in one sector may have a lower average ESG rating than securities in another sector.  Only securities of companies with an ESG rating of “BB” or higher are eligible for inclusion in the Underlying Index.
Additionally, MSCI excludes companies involved in very severe business controversies by assessing the possible negative environmental, social, and/or governance impact of a company’s operations or products on a scale from zero to ten, with zero being the most severe controversy rating (the “MSCI Controversies Score”). For new constituents, only securities of companies with a MSCI Controversies Score of three or higher are eligible for inclusion in the Underlying Index. Current constituents must have a MSCI Controversies Score of at least one.
Following these eligibility screens, companies are then ordered within each Global Industry Classification Standard® (“GICS”) sector, first based on ESG ratings, current index membership, industry-adjusted ESG scores and then based on free float-adjusted market capitalization.  MSCI selects companies from the ranked universe until the constituents of the Underlying Index represent approximately 50% of the free float-adjusted cumulative market capitalization of the respective sector of the Parent Index. Once all constituents are selected, MSCI next weights the constituents according to free float-adjusted market capitalization, limiting individual issuers to 5% of index weight, but does not revisit the 50% target sector coverage based on any resultant reweighting. The Underlying Index is reviewed annually in May to coincide with the semi-annual review of the Parent Index.
The Underlying Index includes large- and mid-capitalization companies and may change over time. As of August 31, 2025, the Underlying Index consisted of 424 securities and a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services and financials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of the Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.